Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current
Cash and cash equivalents	$ 149,014	$ 244,241
Restricted cash – current (note 15a)	38,329	22,326
Accounts receivable, including non-trade of $6,461 (2017 – $13,203) (note 7a iii)	20,795	24,054
Prepaid expenses	8,076	6,539
Vessels held for sale (note 19c and 19d)	0	33,671
Current portion of derivative assets (note 13)	835	1,078
Current portion of net investments in direct financing leases (note 6)	12,635	9,884
Current portion of advances to equity-accounted joint ventures (note 7)	79,108	0
Advances to affiliates (notes 12c and 13)	8,229	7,300
Other current assets (note 2)	2,306	0
Total current assets	319,327	349,093
Restricted cash – long-term (note 15a)	35,521	72,868
Vessels and equipment
At cost, less accumulated depreciation of $665,206 (2017 – $681,991)	1,657,338	1,416,381
Vessels related to capital leases, at cost, less accumulated depreciation of $66,878 (2017 – $25,883) (note 5a)	1,585,243	1,044,838
Advances on newbuilding contracts (notes 12b and 14a)	86,942	444,493
Total vessels and equipment	3,329,523	2,905,712
Investment in and advances to equity-accounted joint ventures (note 7)	1,037,025	1,094,596
Net investments in direct financing leases (note 6)	562,528	486,106
Other assets (notes 6 and 11)	11,432	8,043
Derivative assets (note 13)	2,362	6,172
Intangible assets – net (note 8)	52,222	61,078
Goodwill (note 8)	34,841	35,631
Total assets	5,384,781	5,019,299
Current
Accounts payable	3,830	3,509
Accrued liabilities (notes 9 and 13)	74,753	45,757
Unearned revenue (notes 5c and 6)	30,108	25,873
Current portion of long-term debt (note 10)	135,901	552,404
Current obligations related to capital leases (note 5a)	81,219	106,946
In-process contracts (note 7a iii)	0	7,946
Current portion of derivative liabilities (note 13)	11,604	79,139
Advances from affiliates (note 12c)	14,731	12,140
Total current liabilities	352,146	833,714
Long-term debt (note 10)	1,833,875	1,245,588
Long-term obligations related to capital leases (note 5a)	1,217,337	904,603
Other long-term liabilities (notes 5c and 7a)	43,788	58,174
Derivative liabilities (note 13)	55,038	45,797
Total liabilities	3,502,184	3,087,876
Commitments and contingencies (notes 5, 7, 10, 13 and 14)
Equity
Limited Partners - common units (79.4 million units and 79.6 million units issued and outstanding at December 31, 2018 and 2017, respectively) (note 16)	1,496,107	1,539,248
Limited Partners - preferred units (11.8 million units issued and outstanding at December 31, 2018 and 2017) (note 16)	285,159	285,159
General Partner	49,271	50,152
Accumulated other comprehensive income	2,717	4,479
Partners' equity	1,833,254	1,879,038
Non-controlling interest	49,343	52,385
Total equity	1,882,597	1,931,423
Total liabilities and total equity	$ 5,384,781	$ 5,019,299